Investments - Paragraphs (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments
Debt securities, investment income	¥ 131,137	¥ 0	¥ 0
Equity investments without readily determinable fair values downward price adjustment	0
Equity investments without readily determinable fair values upward price adjustment	0
Investments in equity securities without readily determinable fair value	202,819,390	218,950,000
Private equity funds
Investments
Investments in equity securities without readily determinable fair value	202,819,390
Impairment loss	¥ 10,000,000.0	¥ 10,000,000.0	¥ 4,700,000